Intangible Assets - Summary of Reconciliation of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 1,505,160	[1]	$ 1,393,854
Ending balance	1,749,773		1,505,160	[1]
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,931,090		1,762,926
Additions through business combinations	269,852		109,204
Other additions	1,665		3,636
Disposals			(205)
Sale of business	(745)
Extinguishments	(4,307)		(3,045)
Effect of movements in exchange rates	27,851		58,574
Ending balance	2,225,406		1,931,090
Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	425,930		369,072
Amortization for the year	48,213		49,701
Disposals			(4)
Sale of business	(28)
Extinguishments	(4,307)		(3,045)
Effect of movements in exchange rates	5,825		10,206
Ending balance	475,633		425,930
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,184,240		1,083,689
Ending balance	1,375,610		1,184,240
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,331,130		1,227,671
Additions through business combinations	173,323		62,116
Sale of business	(715)
Effect of movements in exchange rates	19,888		41,343
Ending balance	1,523,626		1,331,130
Goodwill | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	146,890		143,982
Effect of movements in exchange rates	1,126		2,908
Ending balance	148,016		146,890
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	261,664		253,079
Ending balance	313,343		261,664
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	481,428		427,307
Additions through business combinations	88,692		41,237
Disposals			(205)
Extinguishments	(1,397)		(1,110)
Effect of movements in exchange rates	6,219		14,199
Ending balance	574,942		481,428
Customer Relationships | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	219,764		174,228
Amortization for the year	39,580		41,058
Disposals			(4)
Extinguishments	(1,397)		(1,110)
Effect of movements in exchange rates	3,652		5,592
Ending balance	261,599		219,764
Trademarks
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	45,574		47,143
Ending balance	42,766		45,574
Trademarks | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	85,755		81,303
Additions through business combinations	627		2,541
Extinguishments	(1,014)
Effect of movements in exchange rates	1,034		1,911
Ending balance	86,402		85,755
Trademarks | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	40,181		34,160
Amortization for the year	3,897		5,022
Extinguishments	(1,014)
Effect of movements in exchange rates	572		999
Ending balance	43,636		40,181
Non-compete Agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,463		5,872
Ending balance	9,384		7,463
Non-compete Agreements | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,933		8,521
Additions through business combinations	3,984		3,272
Extinguishments	(1,456)		(167)
Effect of movements in exchange rates	227		307
Ending balance	14,688		11,933
Non-compete Agreements | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,470		2,649
Amortization for the year	2,160		1,875
Extinguishments	(1,456)		(167)
Effect of movements in exchange rates	130		113
Ending balance	5,304		4,470
Information Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,219		4,071
Ending balance	8,670		6,219
Information Technology | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	20,844		18,124
Additions through business combinations	3,226		38
Other additions	1,665		3,636
Sale of business	(30)
Extinguishments	(440)		(1,768)
Effect of movements in exchange rates	483		814
Ending balance	25,748		20,844
Information Technology | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,625		14,053
Amortization for the year	2,576		1,746
Sale of business	(28)
Extinguishments	(440)		(1,768)
Effect of movements in exchange rates	345		594
Ending balance	$ 17,078		$ 14,625

[1]	Recasted for change in presentation currency (see note 2c))